SHARE-BASED COMPENSATION - Stock Options Fair Value Inputs (Details)	9 Months Ended
Sep. 30, 2017 CAD year
Share-Based Payment Arrangements [Abstract]
Weighted average risk-free interest rate	1.10%
Weighted average expected volatility	66.00%
Weighted average dividend yield	0.00%
Weighted average expected life of options issued (years) | year	5.0
Weighted average grant-date fair value (C$ per share)	CAD 2.89
Weighted average share price at grant date (C$ per share)	5.24
Weighted average exercise price (C$ per share)	CAD 5.24